Financial risk management - Value at risk (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of confidence level to determine value at risk	95.00%
Holding period of value at risk	1 month
Probability percentage that potential loss not exceed value at risk	95.00%
Probability percentage that potential loss will be at minimum equal to value at risk	5.00%
Total VaR	€ 16	€ 22
Impact on profit	21	13
Imapct on OCI	33	30
Impact on CTA	6
Average for the year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	14	14
Impact on profit	18	26
Imapct on OCI	38	46
Impact on CTA	5
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	5	5
Impact on profit	7
Imapct on OCI	25
Impact on CTA	0
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	24	€ 24
Impact on profit	27
Imapct on OCI	58
Impact on CTA	€ 8